Subsequent Event	12 Months Ended
Sep. 30, 2024
Subsequent Event [Abstract]
SUBSEQUENT EVENT

Note 17 SUBSEQUENT EVENT

The Group has not identified any events with a material financial impact on the Group’s consolidated financial statements except for the events listed below.

On November 4, 2024, the Company completed its acquisition of all shares of SPW Global Inc., a company incorporated under the laws of the British Virgin Islands, which in turn wholly owns Wealth AI PTE LTD. (‘Wealth AI’), a company incorporated under the laws of Republic of Singapore. On August 20, 2024, the Company entered into a definitive acquisition agreement, pursuant to which it would purchase all shares of SPW Global Inc., which in turn wholly owns Wealth AI. The total purchase price is US$4,500,000, subject to customary closing purchase price adjustments, with US$3 million being paid in cash and the remaining US$1.5 million being settled in the form of 780,000 Class A Ordinary Shares and 1,620,000 Class B Ordinary Shares issuable to the seller and key employees of Wealth AI. Wealth AI is a company based in Singapore that offers personalized, cost-effective wealth management solutions using artificial intelligence. Founded by AI experts from top technology companies in 2022, Wealth AI is dedicated to the transformative potential of artificial intelligence in wealth management.

On October 14, 2024, the Company closed a Private Placement. On September 9, 2024, the Company entered into a Securities Purchase Agreement (the “Private Placement Securities Purchase Agreement”) with certain accredited investors (the “Purchasers”) for a private placement offering (“Private Placement”), pursuant to which the Company received gross proceeds of approximately $3,000,000, before deducting any offering expenses, in consideration of (i) 5,454,545 Class A Ordinary Shares; (ii) Series A ordinary warrants to purchase up to 4,090,909 Class A Ordinary Shares (the “Series A Ordinary Warrants”), and (iii) Series B ordinary warrants to purchase up to 4,090,909 Class A Ordinary Shares (the “Series B Ordinary Warrants”, and collectively with the Series A Ordinary Warrants, the “Private Placement Warrants”) at a purchase price of $0.55 per share and associated Warrants.

On November 5, 2024, the Company entered into a definitive acquisition agreement, pursuant to which the Company will purchase all shares of InnoSphere Tech Inc., a company incorporated under the laws of the British Virgin Islands. The total purchase price is US$2,100,000, subject to customary closing purchase price adjustments, in the form of 3,500,000 newly issued Class B Ordinary Shares at a price per Class B ordinary share of US$0.60 to the seller and key employees of InnoSphere Tech Inc. The Company also granted warrants to purchase 2,625,000 Class A Ordinary Shares of the Company at an exercise price per share equal to US$0.72 to the seller parties. The warrants will become exercisable on the six-month anniversary of the issuance date and will expire on the fifth anniversary from the date on which they become exercisable. The transaction closed on December 16, 2024.

On November 12, 2024, the Company entered into a definitive acquisition agreement pursuant to which PWM will purchase all shares of Tokyo Bay Management Inc. (“Tokyo Bay”), a company incorporated under the laws of the British Virgin Islands. The total purchase price is US$1,500,000, subject to customary closing purchase price adjustments, in the form of 2,500,000 newly issued Class B Ordinary Shares of the Company at a price per Class B Ordinary Share of US$0.60 to the seller and key employees of Tokyo Bay. The Company will also grant warrants to purchase 1,875,000 Class A Ordinary Shares of the Company at an exercise price per share equal to US$0.72 to the seller parties. The warrants will become exercisable on the six-month anniversary of the issuance date and will expire on the fifth anniversary from the date on which they become exercisable. The acquisition of Tokyo Bay closed on December 16, 2024.